Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-based compensation
Summary of share option activity

				Weighted
				average
				remaining	Aggregated
		Weighted average	Weighted average	contractual	intrinsic
	Number of options	exercise price	grant date fair value	term	value
		RMB	RMB	Years	RMB
Balance, December 31, 2023	9,174,361	—	17.44	4.32	132,873,059
Exercised	(254,326)	—	28.02	2.93	3,938,396
Forfeited	—	—	—	—	—
Balance, December 31, 2024	8,920,035	—	33.17	3.42	183,603,721
Exercised	(164,628)	—	26.91	—	4,685,077
Forfeited	—	—	—	—	—
Balance, December 31, 2025	8,755,407	—	32.67	2.34	217,351,278
Vested and Exercisable as of December 31, 2025	8,755,407	—	32.67	2.34	217,351,278

Summary of allocated share-based compensation expense

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
Sales and marketing	265,862	299,806	—	—
General and administrative	4,649,664	1,754,168	—	—
Research and development	20,256	203,821	—	—
Total	4,935,782	2,257,795	—	—